Taxation (Income Taxes, Effective Tax Rate, Reconciliation to Effective Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION [Abstract]
PRC statutory tax rate		25.00%	25.00%	25.00%
Tax differential from statutory rate in other jurisdictions		0.40%	6.80%	5.20%
Effect of tax holidays	[1]	(5.10%)	(14.40%)	(17.20%)
Permanent book-tax differences	[2]	(18.50%)	(7.50%)	(15.10%)
Tax-exempt income	[3]	(7.00%)	0.00%	0.00%
Changes in deferred tax asset allowance		6.40%	5.00%	2.10%
Effective income tax rate		1.20%	14.90%	0.00%

[1]	The income tax reversals resulting from the preferential income tax rates that Sogou Technology was entitled to as a KNES in 2015, 2016 and 2017 and that Sogou Network was entitled to as a 2015 Software Enterprise are included in the "Effect of tax holidays" in the table above.
[2]	The permanent book-tax differences mainly consisted of Research and Development expenses super deductions. Under PRC regulations issued in September 2018 that are applicable retroactively beginning January 1, 2018, additional Research and Development expenses have become eligible for deduction from taxable income.
[3]	Tax-exempt income consisted of interest on financial instruments and capital gains from long-term investments. The aforementioned financial instruments and long-term investments were held by the Company's subsidiaries located in Hong Kong.